Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Nov. 05, 2024
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)Effective June 2, 2025, revisions to the ESG screening methodology of the MSCI ACWI Select Climate 500 Index, the Parent Index of the fund’s Underlying Index, the MSCI Global Climate 500 Emerging Markets Selection Index, will be implemented reflecting (i) the removal of fossil fuel power generation as a controversial business involvement criterion; and (ii) stricter thermal coal power based exclusions, with lower thresholds of 5% for revenue, capacity and power from thermal coal-based power generation. All other aspects of the fund’s Parent Index and Underlying Index will remain unchanged.Accordingly, as of such date, the fund’s summary prospectus and prospectus are modified as set forth below.The following disclosure replaces the existing similar disclosure contained under the “Overview of Parent Index Construction” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund's prospectus:The ESG aspects of the Underlying Index derive from its Parent Index. To construct the Parent Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index seeking to exclude companies whose activities in the areas of controversial or nuclear weapons, tobacco, thermal coal mining or thermal coal-based power generation meet certain business involvement criteria, as determined by MSCI ESG Research. Certain exclusions (i.e., controversial weapons, nuclear weapons and tobacco production) are categorical, meaning that the Parent Index seeks to exclude any securities from companies with business involvement in those areas, while others (i.e., tobacco distribution, retail and supply, thermal coal mining and thermal coal power) are based on percentage limitations tied to revenue or other metrics.